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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [  ]; Amendment Number: _________________
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Banco Santander Central Hispano, S.A.
Address:      New York Branch
              45 East 53rd Street
              New York, NY 10022

Form 13F File Number: 28-04177


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Gonzalo de las Heras
Title:        Executive Vice President, Banco Santander Central Hispano, S.A.
Phone:        212-350-3444

Signature, Place, and Date of Signing:

    /s/ Gonzalo de las Heras     New York, NY              December 13, 1999
    ------------------------     -------------         -------------------------
           [Signature]           [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

  Form 13F File Number              Name

  28-________________               __________________________
  [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     256

Form 13F Information Table Value Total:     $1,008,096
                                            ---------------------
                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

  No.  Form 13F File Number   Name

  1    28-__________________ BCH Gestion, S.A. S.G.I.I.C
  2    28-__________________ Banco Santander Trust & Banking Corporation Limited
  -

  [Repeat as necessary.]

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 1999
Check here if Amendment [  ]; Amendment Number: _________________
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         BCH Gestion, S.A. S.G.I.I.C.
Address:      C/ Juan Esplandiu, 11- 3(a) pl.            .
              28007 MADRID,  SPAIN


Form 13F File Number: 28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Gustavo A. Suarez Cuesta
Title:        C E O
Phone:        91-557-2043

Signature, Place, and Date of Signing:

    /s/ Gustavo A. Suarez Cuesta     Madrid, Spain        December 13, 1999
    ----------------------------     -------------      ---------------------
            [Signature]              [City, State]              [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
  Form 13F File Number                 Name
  28-04177              Banco Santander Central Hispano,  S.A.

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 1999
Check here if Amendment [  ]; Amendment Number: _________________
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Banco Santander Trust & Banking Corporation Limited
Address:      Bahamas Financial Centre, Charlotte & Suirley Street
              Nassau, Bahamas
              ----------------------------------

Form 13F File Number: 28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jose Lozada
Title:  Vice President and General Manager
Phone:  242-302-2859

Signature, Place, and Date of Signing:

        /s/ Jose Lozada          Nassau, Bahamas        December 13, 1999
    ------------------------     ---------------      ---------------------
           [Signature]            [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

  Form 13F File Number                    Name

  28-04177                  Banco Santander Central Hispano, S.A.

                           FORM 13F INFORMATION TABLE


    Column 1:                  Column 2:        Column 3:    Column 4:        Column 5:          Column 6:    Column 7:   Column 8:
 Name of Issuer              Title of Class      CUSIP      Fair Market  --------------------   Investment     Other       Voting
                                                 Number        Value     Shares of              discretion    Managers    Authority
                                                             (x$1000)    Principal   Sh/ Put/                             (Shares)
                                                                           Amount    Prn Call                       ----------------
                                                                                                                     (a)  (b)  (c)
                                                                                                                    Sole Shared None

AT&T CORP                       COM              001957109     6,850      122,729    Sh        Shared-Defined         X
AT&T CORP                       COM              001957109     4,018       72,000    Sh        Shared-Defined    1    X
ABBOTT LABS                     COM              002824100       349        7,700    Sh        Shared-Defined    1    X
ABBOTT LABS                     COM              002824100       281        6,200    Sh        Shared-Defined         X
ADOBE SYS INC                   COM              00724F101       320        3,900    Sh        Shared-Defined         X
ADOBE SYS INC                   COM              00724F101       329        4,000    Sh        Shared-Defined    1    X
ADVANCED MICRO DEVICES INC      COM              007903107       181       10,000    Sh        Shared-Defined    1    X
ALCOA INC                       COM              013817101       248        4,000    Sh        Shared-Defined         X
ALLERGAN INC                    COM              018490102       444        4,000    Sh        Shared-Defined    1    X
ALLSTATE CORP                   COM              020002101       384       10,700    Sh        Shared-Defined         X
ALZA CORP DEL                   COM              022615108       204        4,000    Sh        Shared-Defined    1    X
AMERICA ONLINE INC DEL          COM              02364J104    23,605      214,592    Sh        Shared-Defined    1    X
AMERICA ONLINE INC DEL          COM              02364J104     7,640       69,461    Sh        Shared-Defined         X
AMERICAN EXPRESS CO             COM              025816109       673        5,175    Sh        Shared-Defined         X
AMERICAN INTL GROUP INC         COM              026874107     2,362       20,141    Sh        Shared-Defined         X
AMERITECH CORP NEW              COM              030954101       228        3,100    Sh        Shared-Defined         X
ANHEUSER BUSCH COS INC          COM              035229103       766       10,800    Sh        Shared-Defined         X
APPLIED MATLS INC               COM              038222105     1,266       17,138    Sh        Shared-Defined         X
APPLIED MATLS INC               COM              038222105       259        3,500    Sh        Shared-Defined    1    X
ARACRUZ CELULOSE S A            SPNSR ADR CL B   038496204     2,728      124,000    Sh        Shared-Defined         X
AT HOME CORP                    COM SER A        045919107       501        9,285    Sh        Shared-Defined         X
AVNET INC                       COM              053807103       205        4,400    Sh        Shared-Defined         X
BMC SOFTWARE INC                COM              055921100       216        4,000    Sh        Shared-Defined         X
BANCO BILBAO VIZCAYA INTL GIBR  SPNS ADR GTD E   059456400     1,332       53,000    Sh        Shared-Defined
BANCO FRANCES DEL RIO DE LA PL  SPONSORED ADR    059591107       648       34,111    Sh        Shared-Defined         X
BANCO RIO DE LA PLATA SA        SPONS ADR CL B   059644104     1,347      141,720    Sh        Shared-Defined         x
BANCO RIO DE LA PLATA SA        SPONS ADR CL B   059644104   166,135   17,487,900    Sh        Shared-Defined    2    X
BANCO SANTANDER P R SAN JUAN    COM              059646109       231       12,800    Sh        Shared-Defined         X
BANCO SANTANDER P R SAN JUAN    COM              059646109     2,153      119,200    Sh        Shared-Defined    2    X
BANCO SANTANDER CHILE           SPON ADR SER A   05965F108   278,954   17,997,027    Sh        Shared-Defined    2    X
BANCOLOMBIA S A                 SPNS ADR 4PREF   05968L102       764      160,750    Sh        Shared-Defined         X
BANK OF AMERICA CORPORATION     COM              060505104     1,475       20,126    Sh        Shared-Defined         X
BANK OF AMERICA CORPORATION     COM              060505104     5,198       70,900    Sh        Shared-Defined    1    X
BANK ONE CORP                   COM              06423A103     1,296       21,766    Sh        Shared-Defined                     X
BARD C R INC                    COM              067383109       354        7,400    Sh        Shared-Defined    1    X
BECKMAN COULTER INC             COM              075811109     1,293       26,600    Sh        Shared-Defined    1    X
BECTON DICKINSON & CO           COM              075887109       715       23,837    Sh        Shared-Defined         X
BELL ATLANTIC CORP              COM              077853109       405        6,200    Sh        Shared-Defined         X
BELLSOUTH CORP                  COM              079860102     1,024       22,200    Sh        Shared-Defined         X
BEST BUY INC                    COM              086516101       250        3,700    Sh        Shared-Defined         X
BOEING CO                       COM              097023105     1,143       25,968    Sh        Shared-Defined         X
BOISE CASCADE OFFICE PRODS      COM              097403109       179       15,200    Sh        Shared-Defined    1    X
BRISTOL MYERS SQUIBB CO         COM              110122108     1,550       22,000    Sh        Shared-Defined    1    X





    Column 1:                  Column 2:        Column 3:    Column 4:        Column 5:          Column 6:    Column 7:   Column 8:
 Name of Issuer              Title of Class      CUSIP      Fair Market  --------------------   Investment     Other       Voting
                                                 Number        Value     Shares of              discretion    Managers    Authority
                                                             (x$1000)    Principal   Sh/ Put/                             (Shares)
                                                                           Amount    Prn Call                       ----------------
                                                                                                                     (a)  (b)  (c)
                                                                                                                    Sole Shared None

CBS CORP                        COM              12490K107     1,307       30,000    Sh        Shared-Defined    1    X
CD RADIO INC                    COM              125127100       427       14,000    Sh        Shared-Defined         X
CIGNA CORP                      COM              125509109       525        5,900    Sh        Shared-Defined         X
CNET INC                        COM              125945105       461        8,000    Sh        Shared-Defined    1    X
CVS CORP                        COM              126650100     4,501       88,693    Sh        Shared-Defined    1    X
CALPINE CORP                    COM              131347106       448        8,300    Sh        Shared-Defined         X
CANADIAN PAC LTD NEW            COM              135923100       941       39,500    Sh        Shared-Defined    1    X
CARDIODYNAMICS INTL CORP        COM              141597104       455      165,521    Sh        Shared-Defined                     X
CARNIVAL CORP                   COM              143658102       393        8,100    Sh        Shared-Defined         X
CASE CORP                       COM              14743R103     5,703      118,500    Sh        Shared-Defined    1    X
CENTOCOR INC                    COM              152342101       466       10,000    Sh        Shared-Defined    1    X
CHASE MANHATTAN CORP NEW        COM              16161A108     2,028       23,447    Sh        Shared-Defined         X
CIENA CORP                      COM              171779101       302       10,000    Sh        Shared-Defined    1    X
CISCO SYS INC                   COM              17275R102     5,675       88,074    Sh        Shared-Defined         X
CITIGROUP INC                   COM              172967101     1,671       35,159    Sh        Shared-Defined                     X
CITIGROUP INC                   COM              172967101     1,933       40,700    Sh        Shared-Defined    1    X
COCA COLA CO                    COM              191216100       310        5,000    Sh        Shared-Defined    1    X
COCA COLA CO                    COM              191216100       459        7,400    Sh        Shared-Defined         X
COCA COLA CO                    COM              191216100     4,048       65,282    Sh        Shared-Defined                     X
COLGATE PALMOLIVE CO            COM              194162103       956        9,711    Sh        Shared-Defined         X
COLGATE PALMOLIVE CO            COM              194162103     5,564       56,485    Sh        Shared-Defined    1    X
COMPANHIA BRASILEIRA DE DISTRB  ADR              20440T201     1,204       64,450    Sh        Shared-Defined         X
COMPANHIA CERVEJARIA BRAHMA     SPONSD ADR PFD   20440X103     1,810      160,000    Sh        Shared-Defined         X
COMPANHIA PARANAENSE ENERG COP  SPONS ADR PFD    20441B407     1,989      237,504    Sh        Shared-Defined         X
COMPANIA ANONIMA NACIONL TEL    SPN ADR 7D SHS   204421101     1,390       51,000    Sh        Shared-Defined         X
COMPANIA DE MINAS BUENAVENTURA  SPNS ADR SER B   204448104       479       31,300    Sh        Shared-Defined         X
COMPANIA DE TELECOMUNICS CHILE  SPNSRD ADR NEW   204449300    15,746      636,197    Sh        Shared-Defined         X
COMPAQ COMPUTER CORP            COM              204493100     2,071       87,419    Sh        Shared-Defined                     X
COMPUWARE CORP                  COM              205638109       312        9,800    Sh        Shared-Defined    1    X
DELTA AIR LINES INC DEL         COM              247361108       265        4,600    Sh        Shared-Defined         X
DESC S A DE C V                 SPONSRD ADR C    250309101     1,203       53,162    Sh        Shared-Defined         X
DISTRIBUCION Y SERVICIO D&S SA  SPONSORED ADR    254753106     1,781       48,810    Sh        Shared-Defined         X
DOUBLECLICK INC                 COM              258609304       294        3,200    Sh        Shared-Defined    1    X
DOW CHEM CO                     COM              260543103       520        4,100    Sh        Shared-Defined         X
DRUG EMPORIUM INC               COM              262175102       363       50,000    Sh        Shared-Defined         X
DU PONT E I DE NEMOURS & CO     COM              263534109       342        5,000    Sh        Shared-Defined         X
EG & G INC                      COM              268457108     1,318       37,000    Sh        Shared-Defined    1    X
E M C CORP MASS                 COM              268648102       220        4,000    Sh        Shared-Defined         X
E M C CORP MASS                 COM              268648102       550       10,000    Sh        Shared-Defined    1    X
EBAY INC                        COM              278642103       484        3,200    Sh        Shared-Defined         X
EBAY INC                        COM              278642103     1,817       12,000    Sh        Shared-Defined    1    X
EDWARDS AG INC                  COM              281760108       226        7,000    Sh        Shared-Defined    1    X
ELECTRONIC DATA SYS NEW         COM              285661104       283        5,000    Sh        Shared-Defined    1    X
EMBOTELLADORA ANDINA S A        SPONS ADR A      29081P204       416       20,800    Sh        Shared-Defined         X
EMPRESAS ICA SOCIEDAD CONTRLAD  SPONSORED ADR    292448107     1,283      190,000    Sh        Shared-Defined         X
EMPRESA NACIONAL DE ELCTRCIDAD  SPONSORED ADR    29244T101     1,745      145,406    Sh        Shared-Defined         X




    Column 1:                  Column 2:        Column 3:    Column 4:        Column 5:          Column 6:    Column 7:   Column 8:
 Name of Issuer              Title of Class      CUSIP      Fair Market  --------------------   Investment     Other       Voting
                                                 Number        Value     Shares of              discretion    Managers    Authority
                                                             (x$1000)    Principal   Sh/ Put/                             (Shares)
                                                                           Amount    Prn Call                       ----------------
                                                                                                                     (a)  (b)  (c)
                                                                                                                    Sole Shared None

ENDESA S A                      SPONSORED ADR    29258N107       793       37,330    Sh        Shared-Defined         X
ENERSIS S A                     SPONSORED ADR    29274F104     2,328      101,753    Sh        Shared-Defined         X
EXXON CORP                      COM              302290101     1,273       16,500    Sh        Shared-Defined         X
FDX CORP                        COM              31304N107       380        7,000    Sh        Shared-Defined    1    X
FDX CORP                        COM              31304N107     1,334       24,592    Sh        Shared-Defined         X
FEDERAL NATL MTG ASSN           COM              313586109     1,190       17,434    Sh        Shared-Defined         X
FIRST UN CORP                   COM              337358105    29,543      626,900    Sh        Shared-Defined    2    X
FLEET FINL GROUP INC NEW        COM              338915101       364        8,200    Sh        Shared-Defined         X
FLUOR CORP                      COM              343861100       227        5,600    Sh        Shared-Defined         X
FOMENTO ECONOMICO MEXICANO SA   SPND ADR FEMSA   344419106       658       16,500    Sh        Shared-Defined         X
FORD MTR CO DEL                 COM              345370100     1,181       20,925    Sh        Shared-Defined         X
GTE CORP                        COM              362320103       513        6,800    Sh        Shared-Defined         X
GTE CORP                        COM              362320103       755       10,000    Sh        Shared-Defined    1    X
GANNETT INC                     COM              364730101       407        5,700    Sh        Shared-Defined    1    X
GAP INC DEL                     COM              364760108     1,714       34,008    Sh        Shared-Defined         X
GARTNER GROUP INC NEW           COM              366651107       205       10,000    Sh        Shared-Defined    1    X
GATEWAY INC                     COM              367626108       201        3,400    Sh        Shared-Defined    1    X
GENER S A                       SPONSORED ADR    368731105       861       48,513    Sh        Shared-Defined         X
GENERAL ELEC CO                 COM              369604103     5,589       49,456    Sh        Shared-Defined         X
GENERAL ELEC CO                 COM              369604103       452        4,000    Sh        Shared-Defined    1    X
GENERAL MTRS CORP               COM              370442105       343        5,200    Sh        Shared-Defined         X
GEORGIA PAC CORP                COM GA PAC GRP   373298108       450        9,500    Sh        Shared-Defined         X
GILLETTE CO                     COM              375766102       275        6,700    Sh        Shared-Defined                     X
GRUPO IMSA S A DE C V           SPONS ADR 3B2C   40048T106       459       28,700    Sh        Shared-Defined         X
GRUPO TELEVISA SA DE CV         SPN ADR REPORD   40049J206    14,584      325,448    Sh        Shared-Defined         X
HAMBRECHT & QUIST GROUP INC     COM              406545103       612       16,600    Sh        Shared-Defined    1    X
HEALTHCARE RECOVERIES INC       COM              42220K101        48       10,000    Sh        Shared-Defined    1    X
HEWLETT PACKARD CO              COM              428236103     1,666       16,580    Sh        Shared-Defined    1    X
HEWLETT PACKARD CO              COM              428236103     1,548       15,400    Sh        Shared-Defined         X
HOME DEPOT INC                  COM              437076102     1,067       16,565    Sh        Shared-Defined         X
HOMESTAKE MNG CO                COM              437614100     1,323      161,540    Sh        Shared-Defined         X
INTEL CORP                      COM              458140100     3,678       61,816    Sh        Shared-Defined         X
INTEL CORP                      COM              458140100       238        4,000    Sh        Shared-Defined    1    X
INTERNATIONAL BUSINESS MACHS    COM              459200101    10,118       78,285    Sh        Shared-Defined         X
INTERNATIONAL BUSINESS MACHS    COM              459200101    22,826      176,600    Sh        Shared-Defined    1    X
INTRAWARE INC                   COM              46118M103       240       10,000    Sh        Shared-Defined    1    X
INTUIT                          COM              461202103       541        6,000    Sh        Shared-Defined    1    X
JOHNSON & JOHNSON               COM              478160104     5,283       53,911    Sh        Shared-Defined         X
JOHNSON & JOHNSON               COM              478160104     3,034       30,960    Sh        Shared-Defined    1    X
JUST FOR FEET INC               COM              48213P106       322       50,000    Sh        Shared-Defined    2                x
KIMBERLY CLARK CORP             COM              494368103       285        5,000    Sh        Shared-Defined         X
KOREA FD                        COM              500634100       943       63,400    Sh        Shared-Defined         X
LANDS END INC                   COM              515086106       385        8,000    Sh        Shared-Defined    1    X
LIGAND PHARMACEUTICALS INC      CL B             53220K207       556       50,000    Sh        Shared-Defined    1    X
LILLY ELI & CO                  COM              532457108       997       13,919    Sh        Shared-Defined         X
LOCKHEED MARTIN CORP            COM              539830109       204        5,475    Sh        Shared-Defined         X




    Column 1:                  Column 2:        Column 3:    Column 4:        Column 5:          Column 6:    Column 7:   Column 8:
 Name of Issuer              Title of Class      CUSIP      Fair Market  --------------------   Investment     Other       Voting
                                                 Number        Value     Shares of              discretion    Managers    Authority
                                                             (x$1000)    Principal   Sh/ Put/                             (Shares)
                                                                           Amount    Prn Call                       ----------------
                                                                                                                     (a)  (b)  (c)
                                                                                                                    Sole Shared None

LOEWS CORP                      COM              540424108       491        6,200    Sh        Shared-Defined         X
LUCENT TECHNOLOGIES INC         COM              549463107     3,827       56,750    Sh        Shared-Defined                     X
LUCENT TECHNOLOGIES INC         COM              549463107       223        3,300    Sh        Shared-Defined    1    X
LUXOTTICA GROUP S P A           SPONSORED ADR    55068R202     1,692      108,750    Sh        Shared-Defined    1    X
MCI WORLDCOM INC                COM              55268B106    10,181      118,300    Sh        Shared-Defined    1    X
MCI WORLDCOM INC                COM              55268B106     1,575       18,300    Sh        Shared-Defined                     X
MALLINCKRODT INC NEW            COM              561232109       429       11,800    Sh        Shared-Defined         X
MARKETWATCH COM INC             COM              570619106       236        4,000    Sh        Shared-Defined    1    X
MARSH & MCLENNAN COS INC        COM              571748102     1,529       20,200    Sh        Shared-Defined    1    X
MASISA S A                      SPONSORED ADR    574799102       569       54,200    Sh        Shared-Defined         X
MEDIAONE GROUP INC              COM              58440J104       223        3,000    Sh        Shared-Defined    1    X
MEDTRONIC INC                   COM              585055106     4,673       60,000    Sh        Shared-Defined    1    X
MELLON BK CORP                  COM              585509102       309        8,496    Sh        Shared-Defined         X
MELLON BK CORP                  COM              585509102     3,387       93,100    Sh        Shared-Defined    1    X
MERCK & CO INC                  COM              589331107     3,225       43,810    Sh        Shared-Defined                     X
MERCK & CO INC                  COM              589331107     2,687       36,500    Sh        Shared-Defined    1    X
MERCURY GENL CORP NEW           COM              589400100       340       10,000    Sh        Shared-Defined    1    X
MERRILL LYNCH & CO INC          COM              590188108     4,129       51,942    Sh        Shared-Defined         X
MERRILL LYNCH & CO INC          COM              590188108    15,304      192,500    Sh        Shared-Defined    1    X
MICROSOFT CORP                  COM              594918104     8,874       98,400    Sh        Shared-Defined    1    X
MICROSOFT CORP                  COM              594918104     8,374       92,854    Sh        Shared-Defined         X
MOBIL CORP                      COM              607059102       869        8,800    Sh        Shared-Defined         X
MORGAN J P & CO INC             COM              616880100       337        2,400    Sh        Shared-Defined         X
MORGAN STANLEY DEAN WITTER&CO   COM NEW          617446448       554        5,400    Sh        Shared-Defined         X
MOTOROLA INC                    COM              620076109    12,697      134,000    Sh        Shared-Defined    1    X
MOTOROLA INC                    COM              620076109       654        6,900    Sh        Shared-Defined         X
NETMANAGE INC                   COM              641144100       216      100,000    Sh        Shared-Defined    1    X
NETWORK APPLIANCE INC           COM              64120L104     1,397       25,000    Sh        Shared-Defined    1    X
NORTHWEST AIRLS CORP            CL A             667280101     1,007       30,984    Sh        Shared-Defined         X
NOVELLUS SYS INC                COM              670008101       683       10,000    Sh        Shared-Defined    1    X
OFFICE DEPOT INC                COM              676220106     2,101       95,250    Sh        Shared-Defined    1    X
OPTICAL SECURITY GROUP INC      COM NEW          683848204       341      105,000    Sh        Shared-Defined         X
OPTICAL SECURITY GROUP INC      COM NEW          683848204       341      105,000    Sh        Shared-Defined    1    X
ORACLE CORP                     COM              68389X105       252        6,800    Sh        Shared-Defined         X
ORACLE CORP                     COM              68389X105       743       20,000    Sh        Shared-Defined    1    X
PECO ENERGY CO                  COM              693304107       289        6,900    Sh        Shared-Defined         X
PAIRGAIN TECHNOLOGIES INC       COM              695934109     1,150      100,000    Sh        Shared-Defined    1    X
PEPSICO INC                     COM              713448108       972       25,112    Sh        Shared-Defined         X
PHARMACIA & UPJOHN INC          COM              716941109       318        5,600    Sh        Shared-Defined         X
PFIZER INC                      COM              717081103     4,498       41,268    Sh        Shared-Defined                     X
PFIZER INC                      COM              717081103     1,319       12,100    Sh        Shared-Defined    1    X
PHARMACOPEIA INC                COM              71713B104       124       11,000    Sh        Shared-Defined    1    X
PHILIP MORRIS COS INC           COM              718154107     1,758       43,757    Sh        Shared-Defined         X
PORTUGAL TELECOM S A            SPONSORED ADR    737273102       453       11,000    Sh        Shared-Defined         x
PROCTER & GAMBLE CO             COM              742718109     2,021       22,640    Sh        Shared-Defined         X
PROFIT RECOVERY GROUP INTL INC  COM              743168106       378        8,000    Sh        Shared-Defined    1    X




    Column 1:                  Column 2:        Column 3:    Column 4:        Column 5:          Column 6:    Column 7:   Column 8:
 Name of Issuer              Title of Class      CUSIP      Fair Market  --------------------   Investment     Other       Voting
                                                 Number        Value     Shares of              discretion    Managers    Authority
                                                             (x$1000)    Principal   Sh/ Put/                             (Shares)
                                                                           Amount    Prn Call                       ----------------
                                                                                                                     (a)  (b)  (c)
                                                                                                                    Sole Shared None

QWEST COMMUNICATIONS INTL INC   COM              749121109       376       11,374    Sh        Shared-Defined         X
QWEST COMMUNICATIONS INTL INC   COM              749121109     4,906      148,400    Sh        Shared-Defined    1    X
R O C TAIWAN FD                 SH BEN INT       749651105       822      102,000    Sh        Shared-Defined         X
RAMBUS INC DEL                  COM              750917106       922       10,000    Sh        Shared-Defined    1    X
RALSTON PURINA CO               COM RAL-PUR GP   751277302       710       23,337    Sh        Shared-Defined         X
ROCKWELL INTL CORP NEW          COM              773903109       529        8,700    Sh        Shared-Defined         X
ROYAL DUTCH PETE CO             NY REG GLD1.25   780257804       355        5,900    Sh        Shared-Defined         X
SBC COMMUNICATIONS INC          COM              78387G103       858       14,800    Sh        Shared-Defined         X
SBC COMMUNICATIONS INC          COM              78387G103     1,276       22,000    Sh        Shared-Defined    1    X
SPDR TR                         UNIT SER 1       78462F103       486        3,550    Sh        Shared-Defined         X
SPDR TR                         UNIT SER 1       78462F103       617        4,500    Sh        Shared-Defined    1    X
SAFECO CORP                     COM              786429100       397        9,000    Sh        Shared-Defined         X
SAFEWAY INC                     COM NEW          786514208     1,171       23,661    Sh        Shared-Defined         X
SARA LEE CORP                   COM              803111103       214        9,450    Sh        Shared-Defined         X
SAVIA S A DE C V                SPON ADR REP A   805175106       549       24,000    Sh        Shared-Defined         X
SCHERING PLOUGH CORP            COM              806605101    10,602      201,940    Sh        Shared-Defined    1    X
SCHERING PLOUGH CORP            COM              806605101       305        5,800    Sh        Shared-Defined         X
SCHWAB CHARLES CORP NEW         COM              808513105     4,878       44,750    Sh        Shared-Defined    1    X
SCHWAB CHARLES CORP NEW         COM              808513105       545        5,000    Sh        Shared-Defined         X
SERVICEMASTER CO                COM              81760N109       797       42,500    Sh        Shared-Defined    1    X
SIEBEL SYS INC                  COM              826170102       663       10,000    Sh        Shared-Defined    1    X
SOCIEDAD QUIMICA MINERA DE CHI  SPON ADR SER B   833635105       537       15,200    Sh        Shared-Defined         X
SPRINT CORP                     COM FON GROUP    852061100       590       11,138    Sh        Shared-Defined                     X
SPRINT CORP                     PCS COM SER 1    852061506       218        3,827    Sh        Shared-Defined                     X
STAPLES INC                     COM              855030102       278        9,000    Sh        Shared-Defined         X
SUN MICROSYSTEMS INC            COM              866810104       654        9,500    Sh        Shared-Defined    1    X
SUN MICROSYSTEMS INC            COM              866810104     2,807       40,753    Sh        Shared-Defined         X
SYLVAN LEARNING SYS INC         COM              871399101    16,232      597,060    Sh        Shared-Defined    1    X
SYLVAN LEARNING SYS INC         COM              871399101     1,977       72,701    Sh        Shared-Defined         X
TELE NORTE LESTE PART S A       SPONS ADR PFD    879246106     3,096      166,751    Sh        Shared-Defined         X
TELECOMM ARGENTINA STET-FRANCE  SPNS ADR REP B   879273209     4,152      155,220    Sh        Shared-Defined         X
TELECOMUNICACOES BRASILEIRAS S  SPONSORED ADR    879287308    20,793      231,027    Sh        Shared-Defined                     X
TELECOMUNICACOES BRASILEIRAS    SP ADR TELEBRS   87928R106     1,708       20,000    Sh        Shared-Defined                     X
TELEFONICA DE ARGENTINA S A     SPNSR ADR CL B   879378206     4,348      142,091    Sh        Shared-Defined         X
TELEFONICA S A                  SPONSORED ADR    879382208       706        4,800    Sh        Shared-Defined         X
TELEFONICA DEL PERU S A         SPONS ADR CL B   879384105     2,540      167,905    Sh        Shared-Defined         X
TELEFONOS DE MEXICO S A         SPNS ADR ORD L   879403780    25,521      315,801    Sh        Shared-Defined         X
TELESP PARTICIPACOES S A        SPONS ADR PFD    87952K100     3,246      141,913    Sh        Shared-Defined         X
TEXACO INC                      COM              881694103     1,055       16,908    Sh        Shared-Defined         X
TEXAS INSTRS INC                COM              882508104       288        2,000    Sh        Shared-Defined         X
TEXAS INSTRS INC                COM              882508104       864        6,000    Sh        Shared-Defined    1    X
3COM CORP                       COM              885535104       552       20,700    Sh        Shared-Defined    1    X
TIME WARNER INC                 COM              887315109       363        5,000    Sh        Shared-Defined    1    X
TIME WARNER INC                 COM              887315109     1,817       25,022    Sh        Shared-Defined         X
TRANSAMERICA CORP               COM              893485102     1,890       25,200    Sh        Shared-Defined    1    X





    Column 1:                  Column 2:        Column 3:    Column 4:        Column 5:          Column 6:    Column 7:   Column 8:
 Name of Issuer              Title of Class      CUSIP      Fair Market  --------------------   Investment     Other       Voting
                                                 Number        Value     Shares of              discretion    Managers    Authority
                                                             (x$1000)    Principal   Sh/ Put/                             (Shares)
                                                                           Amount    Prn Call                       ----------------
                                                                                                                     (a)  (b)  (c)
                                                                                                                    Sole Shared None

TRANSPORTADORA DE GAS SUR       SPONSR ADR B     893870204     1,399      149,100    Sh        Shared-Defined         X
TUBOS DE ACERO DE MEXICO S A    ADR NEW          898592506       549       50,500    Sh        Shared-Defined         X
TYCO INTL LTD NEW               COM              902124106       256        2,700    Sh        Shared-Defined         X
TYCO INTL LTD NEW               COM              902124106       805       53,200    Sh        Shared-Defined         X
UAL CORP                        COM PAR $0.01    902549500       381        5,900    Sh        Shared-Defined         X
USA NETWORKS INC                COM              902984103       241        6,000    Sh        Shared-Defined    1    X
UNITED HEALTHCARE CORP          COM              910581107     1,253       20,000    Sh        Shared-Defined    1    X
U S WEST INC NEW                COM              91273H101       341        5,800    Sh        Shared-Defined         X
UNITED TECHNOLOGIES CORP        COM              913017109     1,584       22,000    Sh        Shared-Defined    1    X
UNITED TECHNOLOGIES CORP        COM              913017109       836       11,600    Sh        Shared-Defined         X
VENATOR GROUP INC               COM              922944103     2,244      215,000    Sh        Shared-Defined    1    X
VINA CONCHA Y TORO S A          SPONSORED ADR    927191106     1,710       47,500    Sh        Shared-Defined         X
VISX INC DEL                    COM              92844S105       222        2,800    Sh        Shared-Defined         X
WEBS INDEX FD INC               MALAYSIA WEBS    92923H871       103       15,000    Sh        Shared-Defined         X
WEBS INDEX FD INC               JAPAN WEBS       92923H889       328       26,250    Sh        Shared-Defined                     X
WAL MART STORES INC             COM              931142103     3,207       66,471    Sh        Shared-Defined         X
WARNER LAMBERT CO               COM              934488107       671        9,702    Sh        Shared-Defined    1    X
WARNER LAMBERT CO               COM              934488107     8,552       37,010    Sh        Shared-Defined         X
WASHINGTON POST CO              CL B             939640108     1,156        2,150    Sh        Shared-Defined    1    X
WATSON PHARMACEUTICALS INC      COM              942683103       912       26,000    Sh        Shared-Defined    1    X
WEYERHAEUSER CO                 COM              962166104     1,767       25,700    Sh        Shared-Defined    1    X
WRIGLEY WM JR CO                COM              982526105     5,708       64,000    Sh        Shared-Defined    1    X
XEROX CORP                      COM              984121103     1,414       25,345    Sh        Shared-Defined         X
XEROX CORP                      COM              984121103     8,369      141,700    Sh        Shared-Defined    1    X
YPF SOCIEDAD ANONIMA            SPON ADR CL D    984245100     4,495      118,300    Sh        Shared-Defined         X
YAHOO INC                       COM              984332106     2,067       12,000    Sh        Shared-Defined    1    X
YAHOO INC                       COM              984332106       547        3,175    Sh        Shared-Defined         X
ZIFF-DAVIS INC                  COM ZD           989511100       243       16,000    Sh        Shared-Defined    1    X
HILFIGER TOMMY CORP             ORD              G8915Z102       733       10,000    Sh        Shared-Defined    1    X
TEEKAY SHIPPING CORP            COM              V89564104       864       49,000    Sh        Shared-Defined    1    X
                  Total                                    1,008,096
